Accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Description of nature of accounting errors in prior periods	The effects on the condensed consolidated statement of cash flows for the six months ended June 30, 2022 are shown in the tables below.

	six months ended June 30, 2022
	As originally reported	Adjustment	As restated
	£’000	£’000	£’000
Foreign exchange gain	(36)	(24,481)	(24,517)
Net cash flows from operating activities	52,033	(24,481)	27,552
Net decrease in cash and cash equivalents	(60,448)	(24,481)	(84,929)
Exchange gain on cash and cash equivalents	107	24,481	24,588
Cash and cash equivalents at the beginning of the year	562,173	—	562,173
Cash and cash equivalents at the end of the period	501,832	—	501,832